Non-controlling Interests	12 Months Ended
Dec. 31, 2025
Non-controlling Interests
Non-controlling Interests
19.	Non-controlling Interests

Non-controlling interests as of December 31, 2025 and 2024, consisted of:

	2025		2024
Capital stock	Ps.	747,477	Ps.	771,485
Additional paid-in capital		2,952,806		2,952,806
Legal reserve		149,749		149,970
Retained earnings from prior years (1)		5,411,143		5,449,774
Net income (loss) for the year		233,242		(62,860)
Accumulated other comprehensive loss:
Remeasurement of post-employment benefit obligations on defined benefit plans		(21,694)		(19,606)
	Ps.	9,472,723	Ps.	9,241,569

(1)	In the years ended December 31, 2025 and 2024, the Group did not pay dividends to its non-controlling interests.

In June 2024, the Group concluded an agreement for the acquisition of an interest in Sky previously held by AT&T as a non-controlling interest and became owner of 100% of the equity of Sky. As a result of this transaction, the Group (i) reduced its non-controlling interests in consolidated equity; (ii) increased its consolidated retained earnings attributable to stockholders of the Company in the amount of Ps.4,301,921, which resulted primarily from the excess of the amount of the non-controlling interest acquired measured in accordance with IFRS Accounting Standards over the fair value of the liability assumed by the Group; and (iii) accounted for the transaction price to be paid in 2027 and 2028, as part of other long-term liabilities in the Group’s consolidated statement of financial position as of December 31, 2025 and 2024 (see Notes 3 and 14).

Amounts of consolidated current assets, non-current assets, current liabilities and non-current liabilities of Empresas Cablevisión as of December 31, 2025 and 2024, are set forth as follows:

	Empresas Cablevisión (1)
	2025		2024
Assets:
Current assets	Ps.	10,456,163	Ps.	8,351,193
Non-current assets		18,187,625		19,935,495
Total assets		28,643,788		28,286,688

Liabilities:
Current liabilities		6,134,255		7,050,863
Non-current liabilities		2,798,253		1,727,061
Total liabilities		8,932,508		8,777,924
Net assets	Ps.	19,711,280	Ps.	19,508,764

(1)	Company’s non-controlling interest of 48.5% as of December 31, 2025, and 2024, respectively.

Amounts of consolidated revenues, net income and comprehensive income of Empresas Cablevisión for the years ended December 31, 2025 and 2024, are set forth as follows:

	Empresas Cablevisión
	2025		2024
Revenues	Ps.	14,588,889	Ps.	14,628,084
Net income (loss)		456,967		(93,660)
Comprehensive income (loss)		455,528		(110,247)

Amounts of consolidated summarized cash flows of Empresas Cablevisión for the years ended December 31, 2025 and 2024, are set forth as follows:

	Empresas Cablevisión
	2025		2024
Cash flows from operating activities	Ps.	3,808,357	Ps.	5,037,835
Cash flows used in investing activities		(1,698,126)		(1,696,109)
Cash flows used in financing activities		(634,624)		(1,575,575)
Net increase in cash and cash equivalents	Ps.	1,475,607	Ps.	1,766,151